Commitments	12 Months Ended
Mar. 31, 2022
Commitments Abstract
Commitments

Note 14 — Commitments

Non-cancellable operating leases

The Company leases various offices and equipment under non-cancellable operating lease agreements. The leases have varying terms and renewal rights. On renewal, the terms of the leases are renegotiated. From July 1, 2019, the Company has only short-term operating leases. The Company has entered into lease agreements for offices in China. On August 27, 2021, Logico Shanghai signed a one-year lease agreement in China from September 1, 2021 to August 31, 2022 with a monthly lease payment of $2,940 (RMB 19,000) and a security deposit of $5,875. As of March 31, 2022, there is one remaining lease agreement.

Commitments for minimum lease payments in relation to non-cancellable short-term leases are payable as follows:

March 31, 2023
Year ending March 31, 2023	14,700
14,700